HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-5244 - PremierSolutions Standard (Series II)

Supplement dated January 27, 2016 to your Prospectus

SUB-ADVISER DELETION

HIGHLAND PREMIER GROWTH EQUITY FUND - CLASS A

Effective January 31, 2016, GE Asset Management Incorporated will no longer serve as sub-adviser to the Fund.  Highland Capital Management Fund Advisors, L.P. (“Investment Adviser”) will directly manage the assets of the fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.